Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 23, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,243,000,000
Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		30,298,038
Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,035,653